POSTRETIREMENT BENEFIT PLANS - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2021
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Current liabilities – other	$ (30)
Non-current liabilities – compensation and benefits	(1,259)
Net amount recorded	(1,289)
Other pension
Defined Benefit Plan Disclosure [Line Items]
Non-current assets – other	775	$ 591
Current liabilities – other	(18)	(16)
Non-current liabilities – compensation and benefits	(581)	(491)
Liabilities of business held for sale	(37)	(35)
Net amount recorded	139	$ 49
Principal retiree benefit
Defined Benefit Plan Disclosure [Line Items]
Current liabilities – other	(77)
Non-current liabilities – compensation and benefits	(689)
Net amount recorded	$ (766)